Intangible Assets (Details) - Schedule of Changes in Intangible Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Software [Member]
Amortizing:
Balance as beginning	$ 21,079
Balance at ending	24,941	$ 21,079
Customer relationships [Member]
Amortizing:
Balance as beginning	549,705
Balance at ending	486,166	549,705
Supplier contracts [Member]
Amortizing:
Balance as beginning	30,509
Balance at ending	28,077	30,509
Intangible assets [Member]
Amortizing:
Balance as beginning	1,979,491	2,151,126	$ 1,504,115
Additions	46,261	8,456	9,811
Disposals	(2,474)	1,933	(19)
Amortization	(107,597)	(107,781)	(107,482)
Exchange rate variation	69,914	(102,591)	(55,504)
Balance at ending	1,985,595	1,979,491	2,151,126
Acquired in business combination		28,348	800,205
Amortizing [Member] | Trademarks [Member]
Amortizing:
Balance as beginning	315,912	335,452	73,241
Additions	35,496	6
Disposals
Amortization	(24,166)	(22,230)	(19,258)
Exchange rate variation	13,941	(18,454)	(5,107)
Balance at ending	341,183	315,912	335,452
Acquired in business combination		21,138	286,576
Amortizing [Member] | Software [Member]
Amortizing:
Balance as beginning	21,079	16,609	13,961
Additions	7,527	8,081	6,160
Disposals	(12)		(19)
Amortization	(5,121)	(4,503)	(4,212)
Exchange rate variation	1,468	835	713
Balance at ending	24,941	21,079	16,609
Acquired in business combination		57	6
Amortizing [Member] | Customer relationships [Member]
Amortizing:
Balance as beginning	549,705	645,509	499,757
Additions	2,370
Disposals	(2,434)	1,099
Amortization	(74,213)	(76,529)	(79,830)
Exchange rate variation	10,738	(23,178)	(25,680)
Balance at ending	486,166	549,705	645,509
Acquired in business combination		2,804	251,262
Amortizing [Member] | Supplier contracts [Member]
Amortizing:
Balance as beginning	30,509	32,967	35,933
Additions			2,077
Disposals
Amortization	(3,822)	(3,773)	(3,646)
Exchange rate variation	1,390	1,315	(1,397)
Balance at ending	28,077	30,509	32,967
Acquired in business combination
Amortizing [Member] | Others [Member]
Amortizing:
Balance as beginning	833	1,001	833
Additions	501	38
Disposals	(28)
Amortization	(275)	(746)	(536)
Exchange rate variation	13	(16)	(20)
Balance at ending	1,044	833	1,001
Acquired in business combination		556	724
Non-amortizing [Member] | Trademarks [Member]
Amortizing:
Balance as beginning	1,050,106	1,107,993	868,615
Additions	367	331	1,574
Disposals		834
Amortization
Exchange rate variation	42,320	(62,845)	(23,833)
Balance at ending	1,092,793	1,050,106	1,107,993
Acquired in business combination		3,793	261,637
Non-amortizing [Member] | Water rights [Member]
Amortizing:
Balance as beginning	11,347	11,595	11,775
Additions
Disposals
Amortization
Exchange rate variation	44	(248)	(180)
Balance at ending	$ 11,391	11,347	11,595
Acquired in business combination